Signifcant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Signifcant Accounting Policies [Abstract]
Schedule of functional currency

Translation from RMB to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2016	USD 1.00= RMB 6.9370	USD 1.00=RMB 6.6528
December 31, 2017	USD 1.00= RMB 6.5924	USD 1.00=RMB 6.7423
December 31, 2018	USD 1.00= RMB 6.8632	USD 1.00=RMB 6.6322

Translation from HKD to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2016	USD 1.00= HKD 7.7552	USD 1.00=HKD 7.7614
December 31, 2017	USD 1.00= HKD 7.8170	USD 1.00=HKD 7.7928
December 31, 2018	USD 1.00= HKD 7.8329	USD 1.00=HKD 7.8636